UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Diversified Real Assets

Quarterly portfolio holdings 6/30/18

Fund’s investments
As of 6-30-18 (unaudited)
	Shares	Value
Common stocks 98.6%		$1,038,771,964
(Cost $992,761,933)
Consumer discretionary 0.7%		7,175,229
Hotels, restaurants and leisure 0.4%
Extended Stay America, Inc.	201,142	4,346,679
Media 0.3%
Comcast Corp., Class A	86,210	2,828,550
Energy 36.8%		387,174,980
Energy equipment and services 3.1%
Halliburton Company	164,901	7,430,439
Helmerich & Payne, Inc.	19,843	1,265,190
Patterson-UTI Energy, Inc.	231,924	4,174,632
Precision Drilling Corp. (A)	625,054	2,068,220
Rowan Companies PLC, Class A (A)	135,296	2,194,501
RPC, Inc. (B)	107,937	1,572,642
Schlumberger, Ltd.	115,509	7,742,568
TechnipFMC PLC	155,914	4,948,710
Trican Well Service, Ltd. (A)	311,825	709,205
Oil, gas and consumable fuels 33.7%
Abraxas Petroleum Corp. (A)	43,090	124,532
Advantage Oil & Gas, Ltd. (A)	495,260	1,548,335
Anadarko Petroleum Corp.	119,701	8,768,098
Andeavor	33,170	4,351,241
Apache Corp.	76,222	3,563,379
ARC Resources, Ltd.	124,161	1,282,552
BP PLC	1,893,697	14,408,211
Cabot Oil & Gas Corp.	197,803	4,707,711
Callon Petroleum Company (A)	209,482	2,249,837
Cameco Corp.	206,700	2,325,404
Canadian Natural Resources, Ltd.	244,492	8,824,513
Cenovus Energy, Inc.	527,524	5,477,277
Cheniere Energy, Inc. (A)	18,051	1,176,745
Chevron Corp.	150,582	19,038,082
Cimarex Energy Company	73,285	7,456,016
Concho Resources, Inc. (A)	59,181	8,187,691
ConocoPhillips	129,311	9,002,632
Continental Resources, Inc. (A)	126,720	8,206,387
Devon Energy Corp.	225,785	9,925,509
DHT Holdings, Inc.	141,667	664,418
Diamondback Energy, Inc.	48,735	6,412,064
Encana Corp.	520,522	6,798,283
Enerplus Corp.	260,805	3,289,200
EOG Resources, Inc.	100,666	12,525,870
EQT Corp.	89,537	4,940,652
Equinor ASA	330,481	8,738,762
Exxon Mobil Corp.	161,472	13,358,579
Galp Energia SGPS SA	429,122	8,163,478
Hess Corp.	79,925	5,346,183
Hurricane Energy PLC (A)	692,603	433,089
Husky Energy, Inc.	457,772	7,134,787
Kelt Exploration, Ltd. (A)	287,767	1,954,710
Keyera Corp.	79,477	2,211,439
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan, Inc.	51,327	$906,948
Lundin Petroleum AB	186,886	5,931,776
Marathon Oil Corp.	292,370	6,098,838
NexGen Energy, Ltd. (A)	221,300	409,051
Noble Energy, Inc.	71,386	2,518,498
NuVista Energy, Ltd. (A)	236,643	1,641,642
Occidental Petroleum Corp.	149,902	12,543,799
Paramount Resources, Ltd., Class A (A)	56,085	635,230
Parex Resources, Inc. (A)	88,102	1,663,326
Parsley Energy, Inc., Class A (A)	157,501	4,769,130
Pembina Pipeline Corp. (B)	73,528	2,546,480
Phillips 66	88,526	9,942,355
Pioneer Natural Resources Company	61,310	11,602,304
Range Resources Corp.	45,786	766,000
Resolute Energy Corp. (A)(B)	15,560	485,472
Royal Dutch Shell PLC, A Shares	693,661	24,006,841
RSP Permian, Inc. (A)	88,310	3,887,406
Seven Generations Energy, Ltd., Class A (A)	51,103	563,254
Snam SpA	440,575	1,836,057
Suncor Energy, Inc.	368,149	14,981,913
The Williams Companies, Inc.	252,657	6,849,531
TOTAL SA	210,513	12,783,578
Tourmaline Oil Corp.	56,675	1,012,662
TransCanada Corp.	163,923	7,092,337
Valero Energy Corp.	92,417	10,242,576
Vermilion Energy, Inc.	64,113	2,312,096
WPX Energy, Inc. (A)	246,484	4,444,107
Financials 0.2%		2,674,881
Diversified financial services 0.2%
Berkshire Hathaway, Inc., Class B (A)	14,331	2,674,881
Industrials 0.8%		8,212,201
Construction and engineering 0.3%
Vinci SA	35,037	3,363,246
Road and rail 0.3%
Canadian National Railway Company	39,574	3,236,901
Transportation infrastructure 0.2%
Flughafen Zurich AG	7,923	1,612,054
Information technology 0.2%		2,115,851
IT services 0.2%
InterXion Holding NV (A)	33,897	2,115,851
Materials 17.8%		187,468,972
Chemicals 0.9%
Albemarle Corp.	13,034	1,229,497
DowDuPont, Inc.	51,985	3,426,851
LyondellBasell Industries NV, Class A	20,875	2,293,119
Nutrien, Ltd.	37,700	2,050,967
Metals and mining 16.6%
Agnico Eagle Mines, Ltd.	147,300	6,752,954
Alacer Gold Corp. (A)	229,900	424,947
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

	Shares	Value
Materials (continued)
Metals and mining (continued)
Alamos Gold, Inc., Class A	186,700	$1,063,692
Alcoa Corp. (A)	113,000	5,297,440
Altius Minerals Corp.	89,700	897,239
Arizona Mining, Inc. (A)	385,522	1,806,424
B2Gold Corp. (A)	845,600	2,193,356
Barrick Gold Corp.	261,600	3,436,528
BHP Billiton PLC, ADR	160,300	7,205,485
BHP Billiton, Ltd., ADR (B)	227,200	11,362,272
Boliden AB	106,902	3,450,100
Cobalt 27 Capital Corp. (A)(B)	193,600	1,300,337
Continental Gold, Inc. (A)	112,700	324,902
Detour Gold Corp. (A)	251,400	2,260,334
Endeavour Mining Corp. (A)	113,800	2,042,020
ERO Copper Corp. (A)	163,100	1,215,822
First Quantum Minerals, Ltd.	411,900	6,068,918
Franco-Nevada Corp.	104,500	7,626,954
Freeport-McMoRan, Inc.	396,200	6,838,412
Fresnillo PLC	77,727	1,171,322
Glencore PLC (A)	1,176,366	5,585,132
Goldcorp, Inc.	481,000	6,604,077
Guyana Goldfields, Inc. (A)	151,234	564,834
Hudbay Minerals, Inc.	175,200	976,850
Ivanhoe Mines, Ltd., Class A (A)	1,154,000	2,370,060
Kinross Gold Corp. (A)	537,900	2,025,334
Kirkland Lake Gold, Ltd.	187,400	3,968,521
Lucara Diamond Corp. (B)	847,900	1,360,871
Lundin Mining Corp.	762,314	4,238,782
MAG Silver Corp. (A)	137,200	1,481,946
Nevada Copper Corp. (A)	4,000,000	1,856,007
Nevsun Resources, Ltd.	561,608	1,952,268
New Gold, Inc. (A)	497,500	1,036,892
Newcrest Mining, Ltd.	82,349	1,337,113
Newmont Mining Corp.	250,000	9,427,500
Nucor Corp.	28,400	1,775,000
OceanaGold Corp.	702,100	1,949,314
Osisko Gold Royalties, Ltd.	189,000	1,789,868
Osisko Mining, Inc. (A)(B)	633,700	867,653
Randgold Resources, Ltd., ADR	50,900	3,923,881
Rio Tinto PLC, ADR (B)	209,500	11,623,060
Sandstorm Gold, Ltd. (A)	139,100	625,323
SEMAFO, Inc. (A)	540,700	1,567,008
South32, Ltd.	444,996	1,188,284
Southern Copper Corp.	88,100	4,129,247
SSR Mining, Inc. (A)	226,100	2,230,645
Steel Dynamics, Inc.	30,000	1,378,500
Stornoway Diamond Corp. (A)	862,000	288,503
Tahoe Resources, Inc.	143,300	705,246
Teck Resources, Ltd., Class B	358,404	9,130,149
TMAC Resources, Inc. (A)	63,800	271,768
Trevali Mining Corp. (A)	1,220,300	835,409
Turquoise Hill Resources, Ltd. (A)	891,900	2,523,765
Vale SA, ADR	110,000	1,410,200
Western Areas, Ltd.	1,167,661	3,076,082
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Wheaton Precious Metals Corp.	243,000	$5,364,059
Yamana Gold, Inc.	387,400	1,128,621
Paper and forest products 0.3%
Interfor Corp. (A)	70,700	1,357,909
West Fraser Timber Company, Ltd. (B)	26,200	1,803,399
Real estate 36.2%		381,090,784
Equity real estate investment trusts 32.4%
Acadia Realty Trust	115,050	3,148,919
Agree Realty Corp.	116,623	6,154,196
Alexandria Real Estate Equities, Inc.	94,133	11,876,761
alstria office REIT-AG	54,998	826,303
American Tower Corp.	25,226	3,636,832
Americold Realty Trust	187,726	4,133,727
Assura PLC	863,909	656,167
Boston Properties, Inc.	28,741	3,604,696
Brixmor Property Group, Inc.	245,651	4,281,697
Camden Property Trust	123,650	11,268,225
Canadian Apartment Properties REIT	86,050	2,790,333
CapitaLand Commercial Trust	1,021,500	1,243,901
Columbia Property Trust, Inc.	193,223	4,388,094
CoreSite Realty Corp.	88,781	9,838,710
Cousins Properties, Inc.	408,734	3,960,632
CubeSmart	315,399	10,162,156
CyrusOne, Inc.	127,705	7,452,864
DCT Industrial Trust, Inc.	114,319	7,628,507
Derwent London PLC	23,198	949,083
Digital Realty Trust, Inc.	7,084	790,433
Douglas Emmett, Inc.	235,413	9,458,894
Dream Office Real Estate Investment Trust	30,759	548,194
Education Realty Trust, Inc.	64,291	2,668,077
Equity LifeStyle Properties, Inc.	146,229	13,438,445
Equity Residential	222,828	14,191,915
Extra Space Storage, Inc.	107,857	10,765,207
Federal Realty Investment Trust	12,223	1,546,821
First Industrial Realty Trust, Inc.	150,049	5,002,634
Frontier Real Estate Investment Corp.	249	1,000,576
Gecina SA	18,359	3,067,027
Global One Real Estate Investment Corp.	2,478	2,495,573
Goodman Group	182,365	1,300,049
Granite Real Estate Investment Trust	50,330	2,052,786
Great Portland Estates PLC	117,760	1,109,544
Green REIT PLC	374,074	645,897
Hammerson PLC	129,437	889,547
HCP, Inc.	179,257	4,628,416
Hibernia REIT PLC	372,170	651,575
Host Hotels & Resorts, Inc.	91,052	1,918,466
Ichigo Hotel REIT Investment Corp.	186	233,890
Investa Office Fund	164,460	636,270
Invitation Homes, Inc.	179,686	4,143,559
Japan Logistics Fund, Inc.	705	1,437,214
Japan Real Estate Investment Corp.	280	1,481,209
JBG SMITH Properties	65,369	2,384,007
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Kenedix Residential Next Investment Corp.	372	$555,938
Kimco Realty Corp.	88,321	1,500,574
LaSalle Hotel Properties	36,402	1,246,040
Life Storage, Inc.	35,713	3,475,232
Link REIT	423,100	3,858,414
Mapletree Logistics Trust	511,200	460,750
Merlin Properties Socimi SA	112,633	1,635,218
MGM Growth Properties LLC, Class A	127,272	3,876,705
Mid-America Apartment Communities, Inc.	89,520	9,011,978
Mirvac Group	928,669	1,490,523
Mori Hills REIT Investment Corp.	626	803,604
Mori Trust Sogo REIT, Inc.	358	512,980
National Retail Properties, Inc.	145,655	6,402,994
Nippon Healthcare Investment Corp.	32	49,583
Omega Healthcare Investors, Inc.	166,554	5,163,174
Physicians Realty Trust	205,484	3,275,415
Premier Investment Corp.	2,372	2,407,994
Prologis, Inc.	102,867	6,757,333
Public Storage	16,741	3,797,863
Rayonier, Inc.	95,581	3,698,029
Retail Properties of America, Inc., Class A	369,301	4,719,667
Rexford Industrial Realty, Inc.	189,754	5,956,378
Ryman Hospitality Properties, Inc.	85,370	7,098,516
Scentre Group	870,024	2,826,755
Segro PLC	245,774	2,164,494
Simon Property Group, Inc.	144,264	24,552,290
STORE Capital Corp.	319,185	8,745,669
Sunstone Hotel Investors, Inc.	376,659	6,260,073
Suntec Real Estate Investment Trust	586,200	743,274
The British Land Company PLC	206,770	1,829,289
The GPT Group	586,314	2,193,713
The PRS REIT PLC	389,176	536,776
The UNITE Group PLC	107,788	1,223,107
Unibail-Rodamco-Westfield	18,840	4,148,360
Ventas, Inc.	67,562	3,847,656
VICI Properties, Inc.	201,469	4,158,320
Warehouse REIT PLC	128,851	170,794
Welltower, Inc.	213,094	13,358,863
XYMAX REIT Investment Corp. (A)	634	658,623
Real estate management and development 3.8%
CapitaLand, Ltd.	239,600	554,554
Castellum AB	99,392	1,607,480
City Developments, Ltd.	40,800	326,805
CK Asset Holdings, Ltd.	431,500	3,415,889
Daibiru Corp.	41,400	421,634
Deutsche Wohnen SE	57,099	2,757,541
Essential Properties Realty Trust, Inc. (A)	81,049	1,097,403
Fabege AB	80,696	959,790
Grainger PLC	172,793	700,673
Hongkong Land Holdings, Ltd.	312,600	2,234,755
Hufvudstaden AB, A Shares	31,840	454,999
Mitsubishi Estate Company, Ltd.	291,700	5,092,180
Mitsui Fudosan Company, Ltd.	126,600	3,049,576
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Real estate (continued)
Real estate management and development (continued)
New World Development Company, Ltd.	1,490,588	$2,085,198
NTT Urban Development Corp.	126,600	1,360,025
PSP Swiss Property AG	16,968	1,573,037
Sino Land Company, Ltd.	1,028,000	1,670,471
St. Modwen Properties PLC	65,779	364,046
Sun Hung Kai Properties, Ltd.	101,000	1,521,660
TLG Immobilien AG	39,067	1,040,573
UOL Group, Ltd.	57,200	319,429
VGP NV	2,608	189,421
Vonovia SE	101,751	4,836,167
Wharf Real Estate Investment Company, Ltd.	253,000	1,796,492
Telecommunication services 0.5%		5,529,922
Diversified telecommunication services 0.2%
BT Group PLC	798,665	2,291,164
Wireless telecommunication services 0.3%
NTT DOCOMO, Inc.	127,098	3,238,758
Utilities 5.4%		57,329,144
Electric utilities 1.9%
Avangrid, Inc.	64,878	3,433,993
CK Infrastructure Holdings, Ltd.	323,688	2,396,173
Edison International	46,645	2,951,229
Enel SpA	567,759	3,146,060
Iberdrola SA	525,827	4,055,055
NextEra Energy, Inc.	21,511	3,592,982
Gas utilities 1.1%
Beijing Enterprises Holdings, Ltd.	468,313	2,273,807
ENN Energy Holdings, Ltd.	416,397	4,077,941
Osaka Gas Company, Ltd.	68,838	1,425,357
UGI Corp.	72,262	3,762,682
Independent power and renewable electricity producers 0.6%
China Longyuan Power Group Corp., Ltd., H Shares	4,131,113	3,318,571
Huaneng Renewables Corp., Ltd., H Shares	8,492,647	2,815,001
NextEra Energy Partners LP (B)	13,651	637,092
Multi-utilities 1.2%
E.ON SE	353,862	3,770,229
Engie SA	168,364	2,575,384
Innogy SE (C)	19,418	829,609
National Grid PLC	251,177	2,775,771
Sempra Energy	27,145	3,151,806
Water utilities 0.6%
Cia de Saneamento do Parana	74,256	909,101
Guangdong Investment, Ltd.	1,866,578	2,954,113
Severn Trent PLC	95,007	2,477,188

	Yield (%)	Shares	Value
Securities lending collateral 2.6%			$27,056,240
(Cost $27,056,215)
John Hancock Collateral Trust (D)	2.0600(E)	2,704,623	27,056,240

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.8%				$8,100,000
(Cost $8,099,651)
U.S. Government Agency 0.8%				8,100,000
Federal Home Loan Bank Discount Note	1.550	07-02-18	8,100,000	8,100,000

Total investments (Cost $1,027,917,799) 102.0%	$1,073,928,204
Other assets and liabilities, net (2.0%)	(20,557,398)
Total net assets 100.0%	$1,053,370,806

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 6-30-18. The value of securities on loan amounted to $25,958,489.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 6-30-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 6-30-18:
United States	56.4%
Canada	17.1%
United Kingdom	4.7%
Australia	3.3%
Japan	2.5%
Netherlands	2.5%
France	2.5%
Hong Kong	2.3%
Germany	1.3%
Sweden	1.2%
Other countries	6.2%
TOTAL	100.0%
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of June 30, 2018, by major security category or type:

	Total value at 6-30-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$7,175,229	$7,175,229	—	—
Energy	387,174,980	310,873,188	$76,301,792	—
Financials	2,674,881	2,674,881	—	—
Industrials	8,212,201	3,236,901	4,975,300	—
Information technology	2,115,851	2,115,851	—	—
Materials	187,468,972	171,660,939	15,808,033	—
Real estate	381,090,784	295,864,375	85,226,409	—
Telecommunication services	5,529,922	—	5,529,922	—
Utilities	57,329,144	18,438,885	38,890,259	—
Securities lending collateral	27,056,240	27,056,240	—	—
Short-term investments	8,100,000	—	8,100,000	—
Total investments in securities	$1,073,928,204	$839,096,489	$234,831,715	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	DRAQ1	06/18
This report is for the information of the shareholders of John Hancock Diversified Real Assets.		8/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	August 22, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	August 22, 2018